Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible Assets

Note 5 Intangible Assets

Intangible assets as of December 31, 2021 and 2020 consist of the following:

	Weighted-average
	amortization period		Accumulated
	(years)	Cost	Amortization	Net

Balance, December 31, 2021
Customer relationships	9	$4,718,000	$176,232	$4,541,768
Acquired technology	3	1,283,000	370,314	912,686
Internally developed software	5	654,021	142,050	511,971
Software in development	N/A	13,354	—	13,354

		$6,668,375	$688,596	$5,979,779

Balance, December 31, 2020
Customer relationships	7	$160,000	$108,571	$51,429
Acquired technology	7	430,000	304,645	125,355
Internally developed software	5	341,267	34,127	307,140
Software in development	N/A	124,672	—	124,672

		$1,055,939	$447,343	$608,596

Amortization expense for the years ended December 31, 2021, 2020 and 2019, was $241,253, $112,699 and $81,905, respectively. Estimated future amortization expense related to the intangible assets placed into service is as follows:

Amount

2022	1,535,800
2023	692,872
2024	663,273
2025	576,987
2026	438,850
Thereafter	2,071,997

$5,979,779